Leases (Tables)	11 Months Ended
Feb. 02, 2013
Leases [Abstract]
Schedule of composition of net rent expense for operating leases, including leases of property and equipment
The composition of net rent expense for all operating leases, including leases of property and equipment, was as follows in fiscal 2013 (11-month), 2012 and 2011 ($ in millions):

	11-Month	12-Month
	2013	2012	2011
Minimum rentals	$892	$980	$933
Contingent rentals	1	2	2
Total rent expense	893	982	935
Less: sublease income	(15)	(18)	(19)
Net rent expense	$878	$964	$916

Schedule of future minimum lease payments under capital, financing and operating leases (not including contingent rentals)
The future minimum lease payments under our capital, financing and operating leases by fiscal year (not including contingent rentals) at February 2, 2013, were as follows ($ in millions):

Fiscal Year	Capital Leases	Financing Leases	Operating Leases(1)
2014	$27	$30	$1,050
2015	25	28	988
2016	17	25	885
2017	5	19	758
2018	3	15	598
Thereafter	20	28	1,632
Subtotal	97	145	$5,911
Less: imputed interest	(17)	(23)
Present value	$80	$122

(1)
Operating lease obligations do not include payments to landlords covering real estate taxes and common area maintenance. These charges, if included, would increase total operating lease obligations by $1.6 billion at February 2, 2013.